PREPAYMENTS - THIRD PARTIES (Details) - Non-related party - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
PREPAYMENTS - THIRD PARTIES
Prepayments to third party medias	$ 1,297,334		$ 1,540,597
Less: provision for doubtful accounts	(578,824)	$ (826,777)	(581,462)	$ (2,153,390)
Total	718,510		$ 959,135
Provision for doubtful accounts of prepayments	$ 10,825	164,953
Wrote off prepayments		$ (1,443,356)